UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02993

Edward Jones Money Market Fund

(Exact name of registrant as specified in charter)

Edward Jones Money Market Fund

12555 Manchester Road

St. Louis, MO, 63131

(Address of principal executive offices)

Alan J. Herzog, Secretary

Edward Jones Money Market Fund

c/o 12555 Manchester Road

St. Louis, MO 63131

(Name and address of Agent for service)

Registrant’s telephone number, including area code: (314) 515-8026

Date of fiscal year end: February 28, 2022

Date of reporting period: February 28, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORT TO SHAREHOLDERS

The following is a copy of the Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)(17 CFR 270.30e-1).

Money Market Fund

Annual Shareholder Report

February 28, 2022

INVESTMENT SHARES (TICKER JNSXX)

RETIREMENT SHARES (TICKER JRSXX)

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Dear Shareholder,

It is our pleasure to provide you with the Edward Jones Money Market Fund (the “Fund”) annual report for the fiscal year ended February 28, 2022. In this report, you will find performance information, portfolio holdings, financial statements and other important information.

In reviewing this past fiscal year, we realize that while the pandemic still has a hold on day-to-day life, society and the markets are starting to transition to a new normal. 2021 saw rapid economic growth with above-average equity returns and even some areas of speculation. Bond yields and money market rates, however, remained near historic lows despite inflation rising to multi-decade highs. In 2022, volatility has returned to more normal levels with the stock market experiencing the first correction in two years as sentiment and valuations adjusted to reflect expectations for tighter monetary policy. Inflation fears have pushed the Federal Reserve (the “Fed”) into action, anticipating near-term rate hikes that could bump money market returns and showcase the importance of fixed-income’s stabilizing role in investors’ portfolios.

From a fiscal policy perspective, there was a resolution to the 2021 debt ceiling negotiations, with the U.S. Senate and the House approving a $2.5 trillion increase in borrowing authority. This increase avoids large-scale disruption to the Fund and staves off any potential federal government default through at least early 2023. The combination of forecasted Fed action and resolved debt limit discussions position the Fund for a better outlook than the last few years. Given the low interest rate environment experienced this past year, Passport Research, Ltd. (“Passport” or “Adviser”) has maintained a voluntary waiver pursuant to which it and/or its affiliates may reimburse expenses or waive fees of the Fund.

During these times, we recognize the important role that liquid holdings, such as the Edward Jones Money Market Fund, play in your overall investment strategy. Please see Management’s Discussion of Fund Performance for additional information about the performance of Fund.

Thank you for entrusting us with your assets, and we look forward to playing an important role in helping you pursue your financial goals.

For additional information about the Fund, visit www.edwardjones.com/moneymarket.

President, Passport Research, Ltd.

Principal, Edward Jones Investment Advisory

Annual Shareholder Report

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective: The Fund is a money market fund that seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. The Fund’s investment objective is stability of principal and current income consistent with stability of principal.

Investment Strategy: The Fund operates as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). As a “government money market fund,” the Fund is required to invest at least 99.5% of its total assets in cash, U.S. government securities, repurchase agreements that are collateralized by cash or U.S. government securities and/or shares of other “government money market funds.”

Investment Commentary:

The money market environment remained challenging as the reporting period began. As the Fed cut its target policy rate to a range of 0.00%-0.25% in March of 2020, short term market yields fell dramatically along with the available yield opportunities in the money market investment universe. However, the broader economic environment began to show signs of improvement. In June 2021, the Fed indicated they believed the economy was close to returning to full employment and inflation was at higher levels than they anticipated. With this view, the Fed also indicated they were moving closer to a shift in monetary policy including an increase to the target policy rate. This contributed to an increase in short term market yields. The Fed also made adjustments to the rates used to implement monetary policy, most notably an increase in the rate it pays on its reverse repurchase program (“RRP”) from 0.00%-0.05%. This was a positive development in the market environment as these repurchase agreements are a large part of the Fund’s investment universe that had previously offered little to no yield.

The Fund’s positioning was strongly influenced by the shift in the market environment over the reporting period. From a sector positioning standpoint, the Fund had a notable shift in allocations after the Fed’s June increase of the rate paid on the RRP. The allocation to repurchase agreements increased significantly to take advantage of the relative value in this sector. This preference for repurchase agreements and a lower allocation to U.S. Treasury and U.S. government agency debt persisted for the remainder of the reporting period. The Fund’s weighted average maturity (“WAM”) and weighted average life (“WAL”) had decreased over the early part of the period, as there had been little relative value in longer maturity securities. However, with the increase in market rates in the second half of 2021, both the Fund’s WAM and WAL rose modestly higher. The Fund’s gross yield also increased over this period, while the net yield remained constant after accounting for Fund expenses and fee waivers/expense reimbursements.

Portfolio Characteristics:

Portfolio Composition by Effective Maturity[1]	Percentage of Total Net Assets
1 - 7 Days	78.9%
8 - 30 Days	0.3
31 - 90 Days	3.1
91 - 180 Days	9.0
181 Days or more	6.8
Other Assets and Liabilities—Net[2]	1.9
TOTAL	100.0%

Annual Shareholder Report

Management’s Discussion of Fund Performance (Unaudited) (Continued)

Portfolio Composition by Security Type[3]	Percentage of Total Net Assets
U.S. Government Agency Securities	13.4%
U.S. Treasury Securities	24.4
Repurchase Agreements	60.3
Other Assets and Liabilities—Net[2]	1.9
TOTAL	100.0%

Statistics
Weighted Average Maturity[4]	32 Days
Weighted Average Life[5]	89 Days

[1]	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the 1940 Act, which regulates money market funds.

[2]	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

[3]	See the Fund’s Prospectus and Statement of Additional Information for descriptions of the principal types of securities in which the Fund invests.

[4]

Money market funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[5]

Money market funds must maintain a dollar-weighted average life to maturity of no longer than 120 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

Annual Shareholder Report

Shareholder Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including investment adviser fees, distribution (12b-1) fees, shareholder service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2021 to February 28, 2022.

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example For Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 9/1/2021	Ending Account Value 2/28/2022	Annualized Expense Ratio	Expenses Paid During Period[1]
Actual:
Investment Shares	$1,000.00	$1,000.00	.06%	$0.30
Retirement Shares	$1,000.00	$1,000.00	.06%	$0.30
Hypothetical:
Investment Shares	$1,000.00	$1,024.50	.06%	$0.30
Retirement Shares	$1,000.00	$1,024.50	.06%	$0.30

[1]	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period).

Annual Shareholder Report

Portfolio of Investments

February 28, 2022

	Principal Amount	Value

U.S. GOVERNMENT AGENCY SECURITIES—13.4%

Federal Farm Credit System Floating Rate Notes, 0.070% (Secured Overnight Financing Rate +0.020%), 3/1/2022[1]	$100,000,000	$100,000,000

Federal Farm Credit System Floating Rate Notes, 0.075% (Secured Overnight Financing Rate +0.025%), 3/1/2022[1]	409,525,000	409,518,257

Federal Farm Credit System Floating Rate Notes, 0.080% (Secured Overnight Financing Rate +0.030%), 3/1/2022[1]	55,000,000	55,000,000

Federal Farm Credit System Floating Rate Notes, 0.085% (Secured Overnight Financing Rate +0.035%), 3/1/2022[1]	130,000,000	129,995,936

Federal Farm Credit System Floating Rate Notes, 0.090% (Secured Overnight Financing Rate +0.040%), 3/1/2022 - 3/7/2022[1]	97,000,000	97,000,000

Federal Farm Credit System Floating Rate Notes, 0.095% (Secured Overnight Financing Rate +0.045%), 3/1/2022[1]	215,000,000	214,989,411

Federal Farm Credit System Floating Rate Notes, 0.100% (Secured Overnight Financing Rate +0.050%), 3/1/2022[1]	155,900,000	155,900,000

Federal Farm Credit System Floating Rate Notes, 0.105% (Secured Overnight Financing Rate +0.055%), 3/1/2022[1]	200,000,000	199,993,594

Federal Farm Credit System Floating Rate Notes, 0.110% (Secured Overnight Financing Rate +0.060%), 3/1/2022[1]	80,000,000	80,000,000

Federal Farm Credit System Floating Rate Notes, 0.115% (Secured Overnight Financing Rate +0.065%), 3/1/2022[1]	55,000,000	55,000,000

Federal Farm Credit System Floating Rate Notes, 0.125% (Secured Overnight Financing Rate +0.075%), 3/1/2022[1]	75,000,000	75,000,000

Federal Farm Credit System Floating Rate Notes, 0.195% (Secured Overnight Financing Rate +0.145%), 3/1/2022[1]	60,000,000	60,000,000

Federal Farm Credit System Notes, 0.100%, 10/19/2022	103,750,000	103,744,069

Federal Farm Credit System, 0.080% - 0.160%, 9/15/2022 - 12/5/2022	303,000,000	302,993,740

Federal Home Loan Bank System Discount Notes, 0.170%, 6/24/2022[2]	84,750,000	84,703,976

Federal Home Loan Bank System Floating Rate Notes, 0.085% (Secured Overnight Financing Rate +0.035%), 3/1/2022[1]	111,000,000	111,000,000

Federal Home Loan Bank System Floating Rate Notes, 0.095% (Secured Overnight Financing Rate +0.045%), 3/1/2022[1]	235,000,000	235,000,000

Federal Home Loan Bank System Floating Rate Notes, 0.105% (Secured Overnight Financing Rate +0.055%), 3/1/2022[1]	150,000,000	150,000,000

Federal Home Loan Bank System Floating Rate Notes, 0.110% (Secured Overnight Financing Rate +0.060%), 3/1/2022[1]	620,000,000	620,000,000

Federal Home Loan Bank System Floating Rate Notes, 0.115% (Secured Overnight Financing Rate +0.065%), 3/1/2022[1]	75,750,000	75,750,000

Federal Home Loan Bank System Floating Rate Notes, 0.135% (Secured Overnight Financing Rate +0.085%), 3/1/2022[1]	75,000,000	75,000,000

Federal Home Loan Bank System Floating Rate Notes, 0.140% (Secured Overnight Financing Rate +0.090%), 3/1/2022[1]	130,000,000	130,000,000

Federal Home Loan Bank System Notes, 0.055%, 5/23/2022	70,000,000	69,999,857

Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.115% (Secured Overnight Financing Rate +0.065%), 3/1/2022[1]	200,000,000	200,000,000

Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.140% (Secured Overnight Financing Rate +0.090%), 3/1/2022[1]	100,000,000	100,000,000

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Portfolio of Investments

February 28, 2022 (Continued)

	Principal Amount	Value

U.S. GOVERNMENT AGENCY SECURITIES—(continued)

Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.250% (Secured Overnight Financing Rate +0.200%), 3/1/2022[1]	$40,000,000	$40,000,000

Federal National Mortgage Association Floating Rate Notes, 0.220% (Secured Overnight Financing Rate +0.170%), 3/1/2022[1]	84,000,000	84,000,000

Federal National Mortgage Association Floating Rate Notes, 0.230% (Secured Overnight Financing Rate +0.180%), 3/1/2022[1]	100,000,000	100,000,000

Federal National Mortgage Association Floating Rate Notes, 0.240% (Secured Overnight Financing Rate +0.190%), 3/1/2022[1]	79,500,000	79,498,081

Federal National Mortgage Association Floating Rate Notes, 0.250% (Secured Overnight Financing Rate +0.200%), 3/1/2022[1]	75,000,000	75,000,000

Federal National Mortgage Association Floating Rate Notes, 0.270% (Secured Overnight Financing Rate +0.220%), 3/1/2022[1]	75,000,000	75,000,000

Federal National Mortgage Association Floating Rate Notes, 0.280% (Secured Overnight Financing Rate +0.230%), 3/1/2022[1]	100,000,000	100,000,000

Federal National Mortgage Association Floating Rate Notes, 0.320% (Secured Overnight Financing Rate +0.270%), 3/1/2022[1]	145,000,000	145,000,000

Federal National Mortgage Association Floating Rate Notes, 0.370% (Secured Overnight Financing Rate +0.320%), 3/1/2022[1]	152,000,000	152,000,000

Federal National Mortgage Association Floating Rate Notes, 0.440% (Secured Overnight Financing Rate +0.390%), 3/1/2022[1]	84,000,000	84,000,000

Total U.S. Government Agency Securities		4,825,086,921

U.S. TREASURY SECURITIES—24.4%

U.S. Treasury Bill, 0.055%, 3/1/2022	400,000,000	400,000,000

U.S. Treasury Bill, 0.060%, 4/21/2022	230,000,000	229,980,450

U.S. Treasury Bill, 0.060%, 4/28/2022	140,000,000	139,986,467

U.S. Treasury Bill, 0.065%, 5/12/2022	530,000,000	529,931,099

U.S. Treasury Bill, 0.065%, 5/5/2022	85,000,000	84,990,024

U.S. Treasury Bill, 0.070%, 3/29/2022	125,000,000	124,993,194

U.S. Treasury Bill, 0.074%, 9/8/2022	140,000,000	139,944,292

U.S. Treasury Bill, 0.080%, 8/11/2022	400,000,000	399,855,111

U.S. Treasury Bill, 0.160%, 11/3/2022	210,000,000	209,769,466

U.S. Treasury Bill, 0.160%, 6/23/2022	290,000,000	289,853,067

U.S. Treasury Bill, 0.210%, 6/30/2022	450,000,000	449,682,374

U.S. Treasury Bill, 0.220%, 7/7/2022	250,000,000	249,804,445

U.S. Treasury Bill, 0.240%, 12/1/2022	85,500,000	85,343,250

U.S. Treasury Bill, 0.280%, 5/31/2022	75,000,000	74,946,917

U.S. Treasury Bill, 0.430%, 6/14/2022	450,000,000	449,435,625

U.S. Treasury Bill, 0.630%, 1/26/2023	134,700,000	133,919,750

U.S. Treasury Bill, 0.770%, 8/18/2022	260,000,000	259,054,611

U.S. Treasury Bills, 0.073% - 0.075%, 7/14/2022	332,050,000	331,957,620

U.S. Treasury Floating Rate Notes, 0.365% (91-day T-Bill -0.015%), 3/1/2022[1]	195,000,000	195,000,000

U.S. Treasury Floating Rate Notes, 0.409% (91-day T-Bill +0.029%), 3/1/2022[1]	410,000,000	410,012,053

U.S. Treasury Floating Rate Notes, 0.414% (91-day T-Bill +0.034%), 3/1/2022[1]	530,000,000	530,016,516

U.S. Treasury Floating Rate Notes, 0.415% (91-day T-Bill +0.035%), 3/1/2022[1]	250,000,000	249,991,379

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Portfolio of Investments

February 28, 2022 (Continued)

	Principal Amount	Value

U.S. TREASURY SECURITIES—(continued)

U.S. Treasury Floating Rate Notes, 0.429% (91-day T-Bill +0.049%), 3/1/2022[1]	$425,000,000	$425,018,654

U.S. Treasury Floating Rate Notes, 0.435% (91-day T-Bill +0.055%), 3/1/2022[1]	200,000,000	199,999,999

U.S. Treasury Note, 0.125%, 11/30/2022	250,000,000	249,949,303

U.S. Treasury Note, 1.500%, 9/15/2022	186,750,000	188,183,610

U.S. Treasury Note, 1.625%, 11/15/2022	145,000,000	146,551,395

U.S. Treasury Note, 1.625%, 8/15/2022	39,000,000	39,272,284

U.S. Treasury Note, 1.750%, 5/15/2022	55,000,000	55,189,750

U.S. Treasury Note, 1.750%, 6/15/2022	186,000,000	186,906,623

U.S. Treasury Note, 1.750%, 6/30/2022	52,000,000	52,288,586

U.S. Treasury Note, 2.125%, 12/31/2022	85,000,000	86,271,896

U.S. Treasury Notes, 0.125% - 1.750%, 9/30/2022	120,900,000	121,163,278

U.S. Treasury Notes, 0.125% - 1.875%, 5/31/2022	171,900,000	172,203,111

U.S. Treasury Notes, 0.125% - 1.875%, 8/31/2022	265,000,000	265,189,709

U.S. Treasury Notes, 0.125% - 2.000%, 10/31/2022	431,850,000	432,809,133

U.S. Treasury Notes, 1.875% - 2.000%, 7/31/2022	180,000,000	181,389,004

Total U.S. Treasury Securities		8,770,854,045

REPURCHASE AGREEMENTS—60.3%

Interest in $500,000,000 joint repurchase agreement 0.06%, dated 2/23/2022 under which Bank of Montreal will repurchase securities provided as collateral for $500,018,333 on 3/17/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 0.298% - 4.500%, with various maturities to 10/20/2065 and the market value of those underlying securities was $512,779,506.[3]	100,000,000	100,000,000

Interest in $250,000,000 joint repurchase agreement 0.06%, dated 2/7/2022 under which Bank of Montreal will repurchase securities provided as collateral for $250,015,833 on 3/17/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 0.328% - 5.000%, with various maturities to 1/20/2070 and the market value of those underlying securities was $255,309,661.[3]	50,000,000	50,000,000

Interest in $950,000,000 joint repurchase agreement 0.12%, dated 1/18/2022 under which Bank of Montreal will repurchase securities provided as collateral for $950,231,167 on 4/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities, 0.000% - 3.500%, with various maturities to 2/15/2052 and the market value of those underlying securities was $969,135,743.[3]	150,000,000	150,000,000

Repurchase agreement 0.06%, dated 2/28/2022 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $1,600,002,667 on 3/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 19.500%, with various maturities to 2/20/2072 and the market value of those underlying securities was $1,647,056,468.	1,600,000,000	1,600,000,000

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Portfolio of Investments

February 28, 2022 (Continued)

	Principal Amount	Value

REPURCHASE AGREEMENTS—(continued)

Interest in $500,000,000 joint repurchase agreement 0.06%, dated 1/11/2022 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $500,051,667 on 3/14/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 8.757%, with various maturities to 1/20/2071 and the market value of those underlying securities was $514,991,145.[3]	$100,000,000	$100,000,000

Repurchase agreement 0.05%, dated 2/28/2022 under which BofA Securities, Inc. will repurchase securities provided as collateral for $490,000,681 on 3/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 1.500% - 5.000%, with various maturities to 2/1/2052 and the market value of those underlying securities was $500,625,393.	490,000,000	490,000,000

Interest in $500,000,000 joint repurchase agreement 0.06%, dated 1/21/2022 under which Canadian Imperial Bank of Commerce will repurchase securities provided as collateral for $500,043,333 on 3/17/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 1.500% - 4.672%, with various maturities to 5/20/2067 and the market value of those underlying securities was $510,068,964.[3]	100,000,000	100,000,000

Interest in $700,000,000 joint repurchase agreement 0.06%, dated 2/11/2022 under which Canadian Imperial Bank of Commerce will repurchase securities provided as collateral for $700,032,667 on 3/14/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 1.500% - 4.500%, with various maturities to 3/1/2052 and the market value of those underlying securities was $714,277,165.[3]	200,000,000	200,000,000

Repurchase agreement 0.06%, dated 2/28/2022 under which Citibank, N.A. will repurchase securities provided as collateral for $250,000,417 on 3/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 7.500%, with various maturities to 2/20/2067 and the market value of those underlying securities was $255,000,796.	250,000,000	250,000,000

Interest in $1,250,000,000 joint repurchase agreement 0.06%, dated 2/28/2022 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,250,035,417 on 3/17/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities, 0.125% - 6.250%, with various maturities to 4/15/2032 and the market value of those underlying securities was $1,275,002,204.[3]	200,000,000	200,000,000

Interest in $1,750,000,000 joint repurchase agreement 0.07% (Overnight Repo Rate + 0.010%, rate reset 3/01/2022), dated 2/28/2022 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,750,023,819 on 3/8/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities, 0.125% - 2.750%, with various maturities to 8/31/2024 and the market value of those underlying securities was $1,785,004,552.[1,3]	500,000,000	500,000,000

Repurchase agreement 0.05%, dated 2/28/2022 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $12,500,017,361 on 3/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities, 0.250% - 2.625%, with various maturities to 5/15/2031 and the market value of those underlying securities was $12,500,017,363.	12,500,000,000	12,500,000,000

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Portfolio of Investments

February 28, 2022 (Continued)

	Principal Amount	Value

REPURCHASE AGREEMENTS—(continued)

Repurchase agreement 0.06%, dated 2/28/2022 under which Fixed Income Clearing Corporation will repurchase securities provided as collateral for $500,000,833 on 3/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security, 2.375% - 4.000%, with various maturities to 3/1/2056 and the market value of those underlying securities was $514,035,996.	$500,000,000	$500,000,000

Interest in $50,000,000 joint repurchase agreement 0.06%, dated 2/28/2022 under which ING Financial Markets LLC will repurchase securities provided as collateral for $50,000,076 on 3/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 2.750%, with various maturities to 2/15/2044 and the market value of those underlying securities was $51,000,150.	38,000,000	38,000,000

Repurchase agreement 0.05%, dated 2/28/2022 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $1,000,001,389 on 3/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 1.500% - 7.500%, with various maturities to 3/1/2061 and the market value of those underlying securities was $1,020,000,000.	1,000,000,000	1,000,000,000

Repurchase agreement 0.06%, dated 2/28/2022 under which Pershing LLC will repurchase securities provided as collateral for $300,000,500 on 3/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 8.875%, with various maturities to 1/20/2072 and the market value of those underlying securities was $307,023,275.	300,000,000	300,000,000

Repurchase agreement 0.06%, dated 2/28/2022 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $300,000,500 on 3/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.000% - 8.000%, with various maturities to 8/20/2065 and the market value of those underlying securities was $308,583,344.	300,000,000	300,000,000

Repurchase agreement 0.06%, dated 2/28/2022 under which RBC Dominion Securities, Inc. will repurchase securities provided as collateral for $100,000,167 on 3/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.248% - 5.500%, with various maturities to 1/15/2052 and the market value of those underlying securities was $102,000,341.	100,000,000	100,000,000

Repurchase agreement 0.06%, dated 2/28/2022 under which Royal Bank of Canada will repurchase securities provided as collateral for $700,001,167 on 3/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities, 0.000% - 0.750%, with various maturities to 10/31/2027 and the market value of those underlying securities was $714,001,176.	700,000,000	700,000,000

Interest in $2,000,000,000 joint repurchase agreement 0.06%, dated 1/24/2022 under which Royal Bank of Canada will repurchase securities provided as collateral for $2,000,173,333 on 3/17/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.375% - 7.250%, with various maturities to 3/1/2052 and the market value of those underlying securities was $2,041,288,305.[3]	500,000,000	500,000,000

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Portfolio of Investments

February 28, 2022 (Continued)

	Principal Amount	Value

REPURCHASE AGREEMENTS—(continued)

Interest in $500,000,000 joint repurchase agreement 0.07% (SOFR + 0.020%, rate reset 3/01/2022), dated 2/28/2022 under which Royal Bank of Canada will repurchase securities provided as collateral for $500,073,889 on 5/12/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 1.500% - 3.500%, with various maturities to 1/20/2051 and the market value of those underlying securities was $510,086,702.[1,3]	$100,000,000	$100,000,000

Repurchase agreement 0.06%, dated 2/28/2022 under which Standard Chartered Bank will repurchase securities provided as collateral for $250,000,382 on 3/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities, 0.125% - 3.375%, with various maturities to 10/20/2051 and the market value of those underlying securities was $255,000,481.	250,000,000	250,000,000

Interest in $3,000,000,000 joint repurchase agreement 0.06%, dated 2/28/2022 under which Sumitomo Mistui Banking Corp. will repurchase securities provided as collateral for $3,000,005,000 on 3/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities, 2.000% - 5.500%, with various maturities to 10/1/2051 and the market value of those underlying securities was $3,060,004,675.	369,000,000	369,000,000

Repurchase agreement 0.06%, dated 2/28/2022 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $1,225,002,042 on 3/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security, 0.512% - 7.000%, with various maturities to 3/1/2052 and the market value of those underlying securities was $1,255,119,862.	1,225,000,000	1,225,000,000

Total Repurchase Agreements		21,622,000,000

Total Investments—98.1% (at amortized cost)[4]		35,217,940,966

Other Assets and Liabilities – Net—1.9%		665,444,235

TOTAL NET ASSETS—100%		$35,883,385,201

[1]	Floating rate instruments with current rate(s) and next reset date(s) shown.

[2]	Discount yield(s) at time of purchase.

[3]	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days’ notice.

[4]	Also represents cost for federal tax purposes.

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Statement of Assets and Liabilities

February 28, 2022

Assets:
Investment in repurchase agreements	$21,622,000,000
Investment in securities	13,595,940,966

Total investment in securities, at amortized cost and fair value	35,217,940,966
Cash	722,000
Income receivable	6,515,124
Receivable for shares sold	1,042,157,382
Prepaid expenses	247,948

Total Assets	36,267,583,420

Liabilities:
Payable for investments purchased	25,000,000
Payable for shares redeemed	356,179,404
Income distribution payable	54,279
Payable to Adviser	1,327,310
Accrued expenses	1,637,226

Total Liabilities	384,198,219

Net Assets	$35,883,385,201

Net Assets Consist of:
Paid-in capital	$35,883,376,797
Distributable earnings	8,404

Net Assets	$35,883,385,201

Net Asset Value
Investment Shares:
Net Assets	$25,924,540,458
Shares Outstanding	25,924,534,411
Net Asset Value	$1.00
Retirement Shares:
Net Assets	$9,958,844,743
Shares Outstanding	9,958,842,339
Net Asset Value	$1.00

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Statement of Operations

Year Ended February 28, 2022

Investment Income:
Interest	$25,087,970

Expenses:
Investment adviser fees	68,237,350
12b-1 distribution service fees:
Investment shares	61,601,129
Retirement shares	23,695,559
Transfer agent fees:
Investment shares	15,061,231
Retirement shares	39,024,032
Shareholder service fees:
Investment shares	36,960,677
Retirement shares	14,217,335
Share registration fees	3,027,077
Printing and mailing fees	2,183,240
Accounting and administrative fees	863,774
Professional fees	826,021
Trustees’ fees	439,468
Custodian fees	393,146
Miscellaneous fees	404,607

Total Expenses Before Fee Waivers/Reimbursements	266,934,646

Voluntary waivers/reimbursements of other operating expenses	(245,260,734)

Net Expenses	21,673,912

Net Investment Income	3,414,058

Net Realized Loss on Investments	(9,711)

Net Increase in Net Assets Resulting from Operations	$3,404,347

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Statements of Changes in Net Assets

	Year Ended 2/28/2022	Year Ended 2/28/2021
Operations:
Net investment income	$3,414,058	$12,319,601
Net realized gain/(loss) on investments	(9,711)	99,627

Net Increase/(Decrease) in Net Assets Resulting from Operations	3,404,347	12,419,228

Distributions to Shareholders From Distributable Earnings:
Investment shares	(2,465,631)	(9,207,268)
Retirement shares	(948,427)	(3,159,605)

Total Distributions	(3,414,058)	(12,366,873)

Capital Transactions
Investment shares
Proceeds from shares sold	95,636,552,941	81,312,212,712
Reinvestment of dividends	2,307,120	14,126,292
Cost of shares redeemed	(94,529,945,598)	(78,749,443,924)

Net increase/(decrease) from capital transactions	1,108,914,463	2,576,895,080

Retirement shares
Proceeds from shares sold	97,984,091,746	85,294,980,055
Reinvestment of dividends	762,242	4,512,349
Cost of shares redeemed	(98,268,591,248)	(82,613,101,478)

Net increase/(decrease) from capital transactions	(283,737,260)	2,686,390,926

Net Change Resulting from Total Fund Share Transactions	825,177,203	5,263,286,006

Net Increase/(Decrease) in Net Assets	825,167,492	5,263,338,361

Net Assets:
Beginning of period	$35,058,217,709	$29,794,879,348

End of period	$35,883,385,201	$35,058,217,709

Changes in Shares Outstanding:
Investment Shares
Shares outstanding, beginning of period	24,815,619,948	22,238,724,868
Shares sold	95,636,552,941	81,312,212,712
Shares issued to holders in reinvestment of dividends	2,307,120	14,126,292
Shares redeemed	(94,529,945,598)	(78,749,443,924)

Shares Outstanding, End of Period	25,924,534,411	24,815,619,948

Retirement Shares
Shares outstanding, beginning of period	10,242,579,599	7,556,188,673
Shares sold	97,984,091,746	85,294,980,055
Shares issued to holders in reinvestment of dividends	762,242	4,512,349
Shares redeemed	(98,268,591,248)	(82,613,101,478)

Shares Outstanding, End of Period	9,958,842,339	10,242,579,599

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Financial Highlights — Investment Shares

	Year Ended February 28 or 29,
Per Share Operating Performance	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Increase/(Decrease) in Operations:

Net investment income	0.000 [1]	0.000 [1]	0.014	0.014	0.004

Net realized gain/(loss) on investments	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]

Total from Investment Operations	0.000	0.000	0.014	0.014	0.004

Less Distributions From:

Net investment income	(0.000)[1]	(0.000)[1]	(0.014)	(0.014)	(0.004)

Net realized gain/(loss) on investments	(0.000)[1]	—	—	—	(0.000)[1]

Total Distributions	(0.000)[1]	(0.000)[1]	(0.014)	(0.014)	(0.004)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.01%	0.04%	1.45%	1.36%	0.36%

Supplemental Data:

Net assets, end of period (000’s omitted)	$25,924,540	$24,815,633	$22,238,699	$23,269,338	$16,473,982

Ratios to Average Net Assets:

Expenses before waivers	0.69%	0.68%	0.69%	0.71%	0.70%

Expenses net of waivers	0.06%	0.25%	0.69%	0.71%	0.70%

Net investment income	0.01%	0.04%	1.44%	1.39%	0.36%

[1]	Represents less than $0.0005 per share.
[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Financial Highlights — Retirement Shares

	Year Ended February 28 or 29,
Per Share Operating Performance	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Increase/(Decrease) in Operations:

Net investment income	0.000 [1]	0.000 [1]	0.014	0.013	0.003

Net realized gain/(loss) on investments	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]

Total from Investment Operations	0.000	0.000	0.014	0.013	0.003

Less Distributions From:

Net investment income	(0.000)[1]	(0.000)[1]	(0.014)	(0.013)	(0.003)

Net realized gain/(loss) on investments	(0.000)[1]	—	—	—	(0.000)[1]

Total Distributions	(0.000)[1]	(0.000)[1]	(0.014)	(0.013)	(0.003)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.01%	0.04%	1.42%	1.35%	0.34%

Supplemental Data:

Net assets, end of period (000’s omitted)	$9,958,845	$10,242,585	$7,556,180	$7,278,308	$6,536,200

Ratios to Average Net Assets:

Expenses before waivers	1.04%	1.05%	1.15%	1.17%	1.08%

Expenses net of waivers	0.06%	0.25%	0.72%	0.72%	0.72%

Net investment income	0.01%	0.03%	1.41%	1.35%	0.34%

[1]	Represents less than $0.0005 per share.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

The accompanying notes are an integral part of these financial statements.

Annual Shareholder Report

Notes to Financial Statements

February 28, 2022

1. ORGANIZATION

The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund was established under the laws of the Commonwealth of Massachusetts on January 9, 1980. Passport Research, Ltd. (“Passport” or “Adviser”), a wholly owned subsidiary of Edward D. Jones & Co., L.P. (“Edward Jones”), serves as the Fund’s investment adviser and administrator. Federated Investment Management Company (the “Sub-adviser”) and Federated Administrative Services (the “Sub-Administrator”) serve as the Fund’s Sub-adviser and Sub-Administrator, respectively.

The Fund offers two classes of shares: Investment Shares and Retirement Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The accounting policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies, which is part of GAAP.

a) Use of Estimates — The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

b) Investment Valuation — All securities and other investments are recorded at their estimated fair value, as described in Note 4.

c) Federal Income Taxes — It is the Fund’s policy to comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its net investment income and capital gains to shareholders. As a result, no provision for Federal income tax is recorded in the financial statements.

The Adviser has reviewed the Fund’s tax positions for all open tax years (the prior three years of tax filings) and has concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken in future tax returns. The Fund is also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

As of February 28, 2022, the Fund had no tax examinations or audits in progress.

d) Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in the class specific expenses.

e) Indemnifications — Under the Fund’s organizational documents, the officers and Board of Trustees (the “Trustees”) are entitled to certain indemnification rights against certain liabilities

Annual Shareholder Report

Notes to Financial Statements

February 28, 2022 (Continued)

that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred.

f) Investment Transactions, Income and Expense Allocation — Investment transactions are recorded on trade date. Securities gains and losses, if any, are calculated on the basis of identified cost. Interest income is recognized on an accrual basis while discounts and premiums on securities purchased are accreted or amortized, respectively, using the constant yield method over the life of the security. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based on the relative proportion of average daily net assets of each class.

3) SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements

In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject the Fund to counterparty risk, meaning that the Fund could lose money if the other party fails to perform under the terms of the agreement. The Fund mitigates this risk by seeking to ensure that the Fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. The minimum amount of collateral held by the Fund is equal to the value of the repurchase price plus accrued interest. All collateral is held by the Fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to seek to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.

The Fund may enter into repurchase agreements in which eligible securities and/or cash are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Sub-adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Repurchase agreements are subject to Master Netting Agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are gross settlement amounts. As indicated above, the cash or value of securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement, reducing the net settlement amount to zero.

4. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies — Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the 1940 Act. The amortized cost of an investment is determined by valuing it at its original cost and thereafter accreting and amortizing any discount or premium from its face value at a constant rate until maturity. If

Annual Shareholder Report

Notes to Financial Statements

February 28, 2022 (Continued)

amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have established a valuation committee (the “Valuation Committee”) comprised of officers and representatives of the Fund and Passport to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser or Sub-adviser based on recent market activity.

In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review the fair valuations made by the Valuation Committee and any changes made to the procedures. The Trustees retain the authority to make or ratify any valuation decisions.

b) Fair Value Hierarchy — Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of February 28, 2022, all investments of the Fund were valued at amortized cost, which is considered a Level 2 input, in valuing the Fund’s assets.

5. FEES AND OTHER TRANSACTIONS WITH AFFILITATES

Investment Adviser Fee — Passport, an investment adviser registered with the U.S. Securities Exchange Commission (“SEC”), serves as the investment adviser and administrator to the Fund pursuant to an Investment Management and Administration Agreement with the Fund dated January 27, 2017 (the “Advisory Agreement”).

As the Adviser, Passport has overall supervisory responsibility for the general management and investment of the Fund’s investment portfolio, is subject to review and approval by the Trustees and sets the Fund’s overall investment strategies. The Adviser is also responsible for the oversight and evaluation of the Fund’s Sub-adviser. For its investment advisory and administrative services, the Adviser receives an annual fee of 0.20% of the Fund’s average daily net assets.

Annual Shareholder Report

Notes to Financial Statements

February 28, 2022 (Continued)

Expense Limitation Agreement — The Adviser has contractually agreed to waive fees and/or reimburse Fund operating expenses to the extent necessary to limit the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes and extraordinary or non-routine expenses) to an annual rate of 0.72% of the average daily net assets of the Fund’s Investment Shares and Retirement Shares (the “Expense Limitation Agreement”). Any payment made by the Adviser in connection with the Expense Limitation Agreement is subject to recoupment by the Adviser in the rolling thirty-six (36) month period following such fee waiver and/or expense payment, if (i) requested by the Adviser, and (ii) the aggregate amount actually paid by a class of the Fund toward operating expenses (taking into account other recoupments) does not exceed the expense cap (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of recoupment.

This Expense Limitation Agreement will remain in effect until June 30, 2022, and may only be changed or eliminated with the approval of the Trustees during such period. The Expense Limitation Agreement shall be automatically renewed for successive one-year periods thereafter unless the Adviser provides the Trustees with written notice of its election to not renew the agreement at least 60 days prior to the end of the current one-year term. Additionally, on behalf of the Adviser, Edward Jones voluntarily waived $29,907,141 of transfer agent fees during the year ended February 28, 2022. Edward Jones waived these fees to ensure that the net expense ratio of each class of shares did not exceed 0.72%. These waivers are not subject to future recoupment.

In addition to the Expense Limitation Agreement, the Adviser and/or its affiliates have agreed to voluntarily reimburse expenses (except fees paid to the Sub-adviser and Sub-Administrator) or waive all or a portion of its fees for the Fund to the extent necessary to attempt to maintain a positive yield for the Fund (the “Adviser Voluntary Reduction”). Further, the Sub-adviser and the Sub-Administrator have agreed to voluntarily waive, to the extent necessary after implementation of the Adviser Voluntary Reduction, a portion of their fees for the Fund to attempt to maintain a positive yield (the “Federated Voluntary Reduction,” and together with the Adviser Voluntary Reduction, the “Voluntary Reductions”). The Voluntary Reductions are not subject to recoupment and can be discontinued or reinstated at any time without advance notice. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to maintain a positive yield. The Adviser, its affiliates and the Sub-adviser voluntarily waived $215,353,593 of transfer agent, shareholder service, 12b-1 and investment adviser fees to maintain a positive yield during the year ended February 28, 2022.

Sub-advisory Fee — Pursuant to the terms of the Sub-advisory and Sub-Administration Agreement, the Sub-adviser provides sub-advisory services to the Fund, including buying and selling portfolio securities, and the Sub-Administrator, an affiliate of the Sub-adviser, provides sub-administrative services to the Fund, subject to the supervision of the Adviser and the Trustees. For its sub-advisory and sub-administrative services, the Sub-adviser and the Sub-Administrator receive an annual fee, payable monthly, directly from the Fund based on the average daily net assets of the Fund. For the purposes of determining the compensation under the Advisory Agreement, the Fund will be deemed to have paid the Adviser, and the Adviser will be deemed to have received, an amount equal to any payment made pursuant to the Sub-advisory and Sub-Administration Agreement. The amounts paid to the Sub-adviser and the Sub-Administrator are included in the investment adviser fees in the Statement of Operations.

Annual Shareholder Report

Notes to Financial Statements

February 28, 2022 (Continued)

Sub-Sub-Advisory Agreement with Federated Hermes (UK) LLP — In the event that a business continuity planning event causes the complete or partial inability of the Sub-adviser to perform the investment sub-advisory services under the Sub-advisory and Sub-Administration Agreement (a “BCP Event”), the Sub-adviser will delegate its duties and obligations with respect to investment sub-advisory services (but not sub-administrative services) under the Sub-advisory and Sub-Administration Agreement to Federated Hermes (UK) LLP (the “Sub-Sub-adviser”), an affiliate of the Sub-adviser, for the duration of the BCP Event pursuant to a Sub-Sub-Advisory Agreement (the “Sub-Sub-Advisory Agreement”). Any fees payable to the Sub-Sub-Advisory Agreement will be paid by the Sub-adviser (and not the Adviser or the Fund).

12b-1 Distribution Service Fees — The Trustees have adopted, and the Fund’s shareholders have approved, a Rule 12b-1 Plan, pursuant to which distribution and/or service fees of 0.25% of the average daily net assets of the Investment Shares and Retirement Shares of the Fund are paid to Edward Jones for the sale and distribution of Fund shares, and for services provided to Investment Shares and Retirement Shares shareholders.

Shareholder Service Fees — The Trustees have adopted a shareholder services plan, pursuant to which Investment Shares and Retirement Shares may pay shareholder service fees of 0.15% of their average daily net assets to Edward Jones for providing services to shareholders and maintaining shareholder accounts.

Transfer Agent — Edward Jones serves as transfer agent for the Fund. The transfer agent fee paid to Edward Jones is based on the balance and number of accounts in the Fund.

Affiliated Transactions — The Fund may participate in purchase and sale transactions with other funds or accounts that have a common investment adviser or Sub-adviser, commonly referred to as “cross trades.” These cross trades are executed in accordance with procedures adopted by the Trustees and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security. During the year ended February 28, 2022, the aggregate value of purchases and sales cross trades with other funds or accounts were $0.

6. FEDERAL INCOME TAX INFORMATION

The tax character of distributions as reported on the Statements of Changes in Net Assets for the years ended February 28, 2022 and February 28, 2021 were as follows:

	2022	2021
Ordinary income[1]	$3,414,058	$12,366,873
Long-term capital gains	$—	$—

[1]	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

As of February 28, 2022, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$72,394

At February 28, 2022 the Fund had the following capital loss carryforwards. The capital loss carryforwards do not have an expiration date and will retain their character as either short-term or long-term capital losses. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Annual Shareholder Report

Notes to Financial Statements

February 28, 2022 (Continued)

As of February 28, 2022, the Fund had the following net capital loss carryforwards remaining:

Short-Term	$9,710

7. RISKS

Investing in the Fund may involve certain risks including, but not limited to, those described below. Please refer to the Fund’s prospectus and statement of additional information for more information on risks associated with investing in the Fund.

Investment Risk — You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. If the Fund or another money market fund fails to maintain a stable NAV (or such perception exists in the marketplace), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s Share price.

LIBOR Replacement Risk — The publication of the London Inter-Bank Offered Rate (“LIBOR”) on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and is expected to cease for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain investments for which the value is tied to LIBOR. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a risk for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fall-backs for both legacy and new products, instruments and contracts are commercially accepted.

Counterparty Risk — A party to a transaction involving the Fund, including a counterparty to a repurchase agreement, may default or otherwise be unable or unwilling, or be perceived by the marketplace to be unable or unwilling, to meet its obligations. This could cause the Fund to suffer delays and incur costs or lose money in exercising its rights under the transaction.

Interest Rate Risk — Prices of fixed-income securities generally fall when interest rates rise and generally rise when interest rates fall. In general, interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Although variable and floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable rate securities may also decline if their interest rates do not rise as quickly, or as much, as general interest rates. Similarly, if interest rates decline, variable and floating rate securities generally will not increase in value as much as fixed rate instruments. A low interest rate environment poses additional risks to the Fund because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s yield to its shareholders. During these conditions, it is possible that the Fund will generate an insufficient amount of income to pay its expenses, and that it will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). Fluctuations in interest rates may also affect the liquidity of the fixed-income securities held by the Fund. As a result, it is possible that the Fund would, during these conditions, maintain a substantial portion of its assets in cash, on which it

Annual Shareholder Report

Notes to Financial Statements

February 28, 2022 (Continued)

may earn little, if any, income. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.

Technology Risk — Various technologies are used in managing the Fund, consistent with its investment objective and strategy. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

Risk Related to the Economy — The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political, and financial conditions or industry or economic trends and developments, as well as government defaults, government shutdowns, war, acts of terrorism, regional conflicts, social unrest, and recessions, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions, or other potentially adverse effects that could negatively impact the Fund’s performance. In addition, the impact of any epidemic, pandemic, natural disaster, spread of infectious illness or other public health issue, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

As it pertains to infectious illness, the coronavirus (COVID-19) pandemic and the ongoing responses of the U.S. government and various state, local and foreign governments have adversely affected global business activities and have resulted in significant uncertainty in the global economy and volatility in financial markets. Given the significant global health, market, employment and economic impacts of COVID-19 and the uncertainty of its duration, the Fund cannot reliably predict the ultimate impact of COVID-19 on financial markets or its financial results.

8. SUBSEQUENT EVENTS

At a special meeting of shareholders of the Fund held on April 19, 2022 (the “Meeting”), shareholders of the Fund approved the election of the following eleven individuals to serve on the Board of Trustees of the Fund (the “Board”): (i) Maureen Leary-Jago, Timothy Jacoby, David D. Sylvester and Lena Haas, each an existing member of the Board; (ii) John M. Tesoro, Jean E. Carter, Michelle M. Keeley, William E. Fiala and Merry L. Mosbacher, each an existing board member of Bridge Builder Trust (“BBT”), a separate group of mutual funds sponsored by Edward Jones (together with the Fund, the “Edward Jones Fund Complex”); and (iii) Heidi Stam and Craig A. Griffith, each of whom was nominated in October 2021 to join the BBT board as a trustee of BBT, but had not yet been elected by BBT shareholders to the BBT board. On the same date, shareholders of BBT separately approved the election of the same slate of eleven individuals to the BBT Board. Prior to the date of the Meeting, the Fund and BBT were overseen by separate boards of trustees with different individuals serving as board members. Following the Meeting and shareholder approval of the eleven individuals set forth above, the Fund and BBT are now overseen by a unified board comprised of a common group of members that oversees the entire Edward Jones Fund Complex. Results of the Meeting, at which the Trustees were elected by shareholders of the Fund, are available on page 35 of the report.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF THE EDWARD JONES MONEY MARKET FUND

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Edward Jones Money Market Fund (the “Fund”) as of February 28, 2022, the related statement of operations for the year ended February 28, 2022, the statement of changes in net assets for each of the two years in the period ended February 28, 2022, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2022 and the financial highlights for each of the five years in the period ended February 28, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 27, 2022

We have served as the auditor of the Edward Jones Money Market Fund since 2017.

Annual Shareholder Report

Board of Trustees and Trust Officers (Unaudited)

The Board of Trustees is responsible for managing the Fund’s business affairs and for exercising all the Fund’s powers except those reserved for the shareholders. At a special meeting of shareholders held on April 19, 2022, shareholders of the Fund approved the election of eleven individuals to serve on the Board of Trustees of the Fund. See Note 8 to Financial Statements (“Subsequent Events”) for additional information. The following tables give information about each Trustee and the officers of the Fund, as of April 27, 2022. The following tables give information about each Trustee and the officers of the Fund.

Where required, the tables separately list Trustees who are “interested persons” of the Fund as defined by the 1940 Act (i.e., “Interested” Trustees) and those who are not (i.e., the “Independent” Trustees). Unless otherwise noted, the address of each person listed is 12555 Manchester Road, St. Louis, MO 63131. The Fund Complex includes the Fund and the series of the Bridge Builder Trust, which are advised by Olive Street Investment Advisers, LLC, an affiliate of the Adviser. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling 1-800-441-2357.

INDEPENDENT TRUSTEES OF THE FUND[1]
Name	Role	Term	Principal Occupation For the Past Five Years or Longer	Other Directorships Held During Past Five Years[3]

Jean E. Carter (Born: 1957)	Trustee	Indefinite Term; Since April 2022[2]	Retired; Director of Investment Management Group for Russell Investment Group (1982 - 2005).	Independent Trustee, Bridge Builder Trust (11 series) (2013 - present); Trustee, Brandes U.S. registered mutual funds (2008 - 2020).

Craig A. Griffith (Born: 1958)	Trustee	Indefinite Term; Since April 2022[2]	Retired; Partner at Sidley Austin LLP (1998 - 2019).	Independent Trustee, Bridge Builder Trust (11 series) (2022 - present).

Timothy Jacoby (Born: 1952)	Trustee, Chair of the Audit Committee	Indefinite Term; Since January 2017	Retired; Partner at Deloitte & Touche LLP (2000 - 2014).	Independent Trustee, Bridge Builder Trust (11 series) (2022 - present); Audit Committee Chair, Perth Mint Physical Gold ETF (AAAU) (2018 - 2020); Independent Trustee, Exchange Traded Concepts Trust (17 funds) (2014 - present); Exchange Listed Funds Trust (18 funds) (2014 - present).

Annual Shareholder Report

Board of Trustees and Trust Officers (Unaudited) (Continued)

Name	Role	Term	Principal Occupation For the Past Five Years or Longer	Other Directorships Held During Past Five Years[3]

Michelle M. Keeley (Born: 1964)	Trustee, Chair of the Governance and Nominating Committee	Indefinite Term; Since April 2022[2]	Retired; Executive Vice President, Ameriprise Financial Services, Inc. (2002 - 2010).	Independent Trustee, Bridge Builder Trust (11 series) (2015 - present); Independent Director, American Equity Life Holding Company (June 2020 - 2022); Independent Director, Federal Home Loan Bank of Des Moines (2015 - 2021).

Maureen Leary-Jago (Born: 1957)	Trustee	Indefinite Term; Since January 2017	Retired; Senior Global Advisor at MFS (2004 - 2016).	Non-Edward Jones Interested Trustee[4], Bridge Builder Trust (11 series) (2022 - present).

Heidi Stam (Born: 1956)	Trustee	Indefinite Term; Since April 2022[2]	Retired; Managing Director and General Counsel, Vanguard (2005 - 2016).	Independent Trustee, Bridge Builder Trust (11 series) (2022 - present); Trustee, CBRE Global Real Estate Income Fund (2021 - present); Vice Chair, Investor Advisory Committee, U.S. Securities and Exchange Commission (2020 - 2021); Committee Member, Investor Advisory Committee, U.S. Securities and Exchange Commission (2017 - 2021); Council Member, National Adjudicatory Council, FINRA (2017 - 2021).

David D. Sylvester (Born: 1950)	Trustee	Indefinite Term; Since January 2017	Retired; Portfolio Manager at Wells, Fargo & Co. (1979 - 2015).	Independent Trustee, Bridge Builder Trust (11 series) (2022 - present); Trustee, Minnehaha Academy (2017 - present).

Annual Shareholder Report

Board of Trustees and Trust Officers (Unaudited) (Continued)

Name	Role	Term	Principal Occupation For the Past Five Years or Longer	Other Directorships Held During Past Five Years[3]

John M. Tesoro (Born: 1952)	Trustee; Chair of the Board	Indefinite Term; Since April 2022[2]	Retired; Partner, KPMG LLP (2002 - 2012).	Independent Trustee, Bridge Builder Trust (11 series) (2013 - present); Independent Trustee, BBH Trust (8 U.S. mutual funds) (2014 - present); Director, Teton Advisors, Inc., registered investment adviser (2013 - 2021).

INTERESTED TRUSTEES OF THE FUND[5]
Name	Role	Term	Principal Occupation For the Past Five Years or Longer	Other Directorships Held During Past Five Years[3]

William E. Fiala (Born: 1967)	Trustee	Indefinite Term; Since April 2022[2]	Subordinated Limited Partner, The Jones Financial Companies, LLLP (since 2022); Principal, Edward Jones, and General Partner, The Jones Financial Companies, LLLP (1994 - 2021)	Trustee, Bridge Builder Trust (11 series) (2013 - present).

Lena Haas (Born: 1975)	Trustee	Indefinite Term; Since October 2018	Principal, Products (March 2020 - present) and Principal, Banking and Trust Services (November 2017 - March 2020) at Edward Jones; Previously, Senior Vice President, Head of Investing Product Management and Retirement, E*TRADE Financial and President of E*TRADE Capital Management (2011 - 2017)	Trustee, Bridge Builder Trust (11 series) (2022 - present); Director, Craft Alliance Center of Art and Design.

Merry L. Mosbacher (Born: 1958)	Trustee	Indefinite Term; Since April 2022[2]	Subordinated Limited Partner, The Jones Financial Companies, LLLP (since 2020); Principal, Edward Jones, and General Partner, The Jones Financial Companies, LLLP (1986 - 2019); Associate, Edward Jones (1982 - 1985).	Trustee, Bridge Builder Trust (11 series) (2020 - present).

Annual Shareholder Report

Board of Trustees and Trust Officers (Unaudited) (Continued)

OFFICERS OF THE FUND
Name	Role	Term	Principal Occupation For the Past Five Years or Longer

Julius A. Drelick III (Born: 1966)	President	Officer since: 2017	Director of Fund Administration and Strategic Products at Edward Jones (since 2016); Previously, Vice President of the Fund (2017 - 2019); Senior Vice President and Chief Compliance Officer at Voya Investment Management, LLC (2014 - 2016); Senior Vice President of Mutual Fund Compliance at Voya Investment Management, LLC (2013); Vice President, Head of Mutual Fund Product Development and Strategic Planning at Voya Investment Management, LLC (2007 - 2013).

Aaron J. Masek (Born: 1974)	Treasurer	Officer since: 2017	Director, Mutual Fund Oversight at Edward Jones (since 2015); Previously, Vice President and Treasurer at AQR Funds (2010 - 2015).

Alan J. Herzog* (Born: 1973)	Chief Compliance Officer, Anti-Money Laundering Officer and Vice President	Officer since March 2022	Principal, Compliance, Edward Jones (since 2013); Previously Chief Compliance Officer, Anti-Money Laundering Officer and Vice President of the Fund (2015 - 2019).

Evan S. Posner (Born: 1979)	Secretary	Officer since: 2021	Associate General Counsel, Edward Jones (since 2018); Previously, Assistant Secretary of the Fund (2019 - 2021); Previously, Vice President and Counsel, Voya Investment Management (2012 - 2018).

James E. Goundrey (Born: 1977)	Assistant Secretary	Officer since: 2021	Associate General Counsel at Edward Jones (since 2019); Previously, Vice President, Senior Counsel at State Street Global Advisors (2015 - 2019).

[1]	The Trustees of the Fund who are not “interested persons” of the Fund as defined by the 1940 Act (“Independent Trustees”).

[2]	Elected as Trustee of the Fund effective April 19, 2022.

[3]	The Edward Jones family of mutual funds currently consists of the Fund and the eleven (eight active and three inactive) series of the Bridge Builder Trust, which are 1940 Act-registered funds.

[4]

Ms. Leary-Jago is an “interested person” of the Bridge Builder Trust as defined by the 1940 Act solely by virtue of the fact that she has an immediate family member who may be considered an affiliated person of an existing investment sub-adviser to one of the series of the Bridge Builder Trust. However, Ms. Leary-Jago is not an affiliated person of Edward Jones or any of its affiliates and, therefore, currently serves as an independent trustee of the Fund.

[5]

Mr. Fiala, Ms. Haas and Ms. Mosbacher are “interested persons” of the Fund as defined by the 1940 Act by virtue of the fact that they are affiliated persons of the Adviser’s parent company, The Jones Financial Companies, L.L.L.P., and the Fund’s distributor.

*	Effective March 28, 2022, Alan J. Herzog replaced Paul W. Felsch as Chief Compliance Officer, Anti-Money Laundering Officer and Vice President of the Fund.

Annual Shareholder Report

Board Consideration of Investment Management and Administration Agreement and Amended and Restated Sub-advisory and Sub-administration Agreement

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board” or the “Trustees”) of the Edward Jones Money Market Fund (the “Fund”), including a majority of the Trustees who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), must annually review and consider the continuation of the Fund’s investment advisory and sub-advisory agreements.

At its meeting held on October 26-27, 2021 (the “October Renewal Meeting”), the Board, including the Independent Trustees, considered and approved the continuation of: (i) an investment management and administration agreement (the “Advisory Agreement”) between Passport Research, Ltd. (the “Adviser”) and the Fund and (ii) the amended and restated sub-advisory and sub-administration agreement by and among the Adviser, Federated Investment Management Company (the “Subadviser”), Federated Administrative Services (“FAS”) and the Fund (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”).

In advance of the October Renewal Meeting, the Adviser and the Subadviser provided written responses and supporting materials to the Board in response to requests for information by the Independent Trustees to facilitate the Board’s evaluation of the terms of the Agreements. The materials furnished by the Adviser and the Subadviser included information on, among other matters: (i) copies of the Agreements; (ii) the nature, extent, and quality of the services provided by the Adviser and the Subadviser to the Fund; (iii) the Fund’s historical investment performance, including in comparison to an appropriate peer group of mutual funds; (iv) the Adviser’s and the Subadviser’s business, operations and personnel, including portfolio managers; (v) the investment practices and techniques used by the Adviser and the Subadviser in managing the Fund; (vi) the management fee payable by the Fund to the Adviser and the Fund’s total fees and expenses, including in comparison to those of an appropriate peer group of mutual funds; (vii) the fee for sub-advisory and sub-administrative services payable to the Subadviser; (viii) the Adviser’s and the Subadviser’s compliance programs and related policies and procedures; (ix) the financial condition of the Adviser and the Sub-Adviser; and (x) other “fall-out” benefits the Adviser and/or its affiliates and the Subadviser may receive based on their relationships with the Fund. The Board also considered the presentations by representatives of the Adviser received at the Board’s meeting held on October 7, 2021 and at the October Renewal Meeting (together, the “October Meetings”) concerning the services, fees, and other aspects of the Agreements.

In addition to the October Meetings, the Board met periodically over the course of the year. At these meetings, representatives of the Adviser and the Subadviser furnished reports and other information to the Board, and engaged in discussions with the Board, regarding, among other things, the performance of the Fund, the services provided to the Fund by the Adviser and its affiliates and the Subadviser, the Adviser’s evaluation of the Sub-Adviser and the Adviser’s monitoring and supervision of the Fund’s other service providers, Edward Jones’ overall cash strategy, the Fund’s distribution and servicing arrangements and related compensation, and compliance, risk management and operational matters related to the Fund, the Adviser and the Subadviser. In addition, the Board held regular monthly calls with the Adviser’s compliance team, including the Fund’s chief compliance officer, and also received information between regularly scheduled meetings on particular matters as the need arose. All of these submissions, reports and discussions were considered by the Board in the context of, among other things, the history

Annual Shareholder Report

Board Consideration of Investment Management and Administration Agreement and Amended and Restated Sub-advisory and Sub-administration Agreement (Continued)

of money market funds and the investments available to such funds, as well as the market and interest rate environments in which the Fund operates and the regulatory requirements applicable to money market funds.

Throughout the evaluation process, including at the October Meetings, the Trustees received advice from Fund counsel, and the Independent Trustees received separate advice from their independent legal counsel, including detailed memoranda from independent legal counsel regarding the legal standards applicable to the consideration of the approval of the continuation of the Agreements. In connection with their deliberations, the Independent Trustees met separately with their independent legal counsel on October 5, 2021 and in executive session on several occasions, outside the presence of the interested Trustee, Fund officers, and representatives of the Adviser and the Subadviser, to discuss the materials presented and other matters deemed relevant to their consideration of the approval of the continuation of the Agreements. As a result of the discussions that occurred during the October 5, 2021 and during the October 7, 2021 meeting, the Independent Trustees presented the Adviser with requests for additional information on certain topics. The Adviser responded to these requests with additional information in connection with the October Renewal Meeting.

In considering and approving the continuation of the Agreements, the Trustees reviewed and evaluated information and factors that they deemed relevant and appropriate through the exercise of their reasonable business judgement. The Board’s decision to approve the continuation of the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements, as well as the knowledge gained over time through previous interactions with the Adviser and the Subadviser. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors. A detailed summary of the important, but not necessarily all, factors the Board considered with the respect to its approval of the continuation of the Agreements is provided below. While formal Board action was not taken with respect to the conclusions discussed below, those conclusions formed, in part, the basis for the Board’s approval of the continuation of the Agreements.

1. The Nature, Extent and Quality of the Services Provided by the Adviser and the Subadviser. The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the Subadviser under the Agreements, including their respective responsibilities for management of the Fund. In this regard, the Board considered the Adviser’s oversight role and responsibilities with regard to the Subadviser, and the Subadviser’s role in the day-to-day management of the Fund’s portfolio. The Board evaluated information about the nature and extent of responsibilities retained and risks assumed by the Adviser that were not delegated to or assumed by the Subadviser, including the Adviser’s assumption of business, entrepreneurial, overall managerial and other risks by advising and sponsoring the Fund. The Board also considered the terms of the Agreements and the full range of services provided to the Fund under the Agreements, including the administrative and other services provided by the Adviser, and the sub-administrative services provided by FAS, an affiliate of the Subadviser. The Board also took into account the Adviser’s oversight of the Fund’s operations and other service providers. In addition, the Board considered the quality of the Adviser’s and Subadviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund.

Annual Shareholder Report

Board Consideration of Investment Management and Administration Agreement and Amended and Restated Sub-advisory and Sub-administration Agreement (Continued)

The Board considered the Adviser’s and the Subadviser’s operations, including personnel and other resources devoted to supporting such operations. The Board considered the Adviser’s and the Subadviser’s ability to attract and retain qualified investment professionals and the experience and skills of management and investment personnel of the Adviser and the Subadviser. With respect to the Subadviser, the Board considered the Subadviser’s investment process, investment research capabilities and resources, performance record, trade execution capabilities, experience and reputation. In addition, the Board noted that the Fund is a government money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser and Subadviser in managing money market funds, their extensive experience with the requirements of Rule 2a-7 and their commitment to managing the Fund in accordance with these requirements. In addition, the Board took into consideration the extent and amount of work being undertaken to manage the Fund in a challenging interest rate environment.

The Board considered the compliance programs and compliance experience of the Adviser and the Subadviser. In this regard, the Board reviewed information regarding the Adviser’s and the Subadviser’s ongoing risk management oversight activities, including “stress test” reports that were presented to the Board on a quarterly basis throughout the year. The Board also considered the Adviser’s investments in business continuity planning designed to benefit the Fund and the implementation of the Adviser’s business continuity plans due to the COVID-19 pandemic. The Board noted the Adviser’s and the Sub-Adviser’s commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the COVID-19 pandemic. In addition, the Board received and considered information regarding the overall financial condition of the Adviser and the Subadviser and each entity’s ability to carry out its responsibilities under the Agreements.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the Adviser and the Subadviser are capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Agreements.

2. Fees and Other Expenses. The Board reviewed comparisons of the management fee and total fees and expenses of the Fund to an appropriate group of peer mutual funds. In this regard, the Trustees received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, comparing the Fund’s contractual management fee, actual management fee, and gross and net total expenses ratios and each element of the Fund’s total expense ratio (e.g., custody fees and transfer agency fees) to those paid by an independently-selected peer group of mutual funds (the “Expense Peer Group”). The Board noted that the Fund’s contractual management fee was less than the average and equal to the median of the Expense Peer Group. The Board also noted that the Fund’s actual management fee was higher than the Peer Group average and median. The Board considered that actual management fees take into account waivers and that the level of waivers reflected in the actual management fees may vary among the Expense Peer Group depending on various factors, including the revenue stream from which fund fees had been waived and/or expenses reimbursed in order to maintain a positive yield for the fund in the low interest rate environment. The Board also considered that the Fund’s gross and net total expense ratios were lower than the Peer Group average and median.

Annual Shareholder Report

Board Consideration of Investment Management and Administration Agreement and Amended and Restated Sub-advisory and Sub-administration Agreement (Continued)

The Board considered the Adviser’s undertaking to limit the Fund’s operating expenses to specified levels through an expense limitation agreement with the Fund. In addition, the Board considered that the Adviser instituted a voluntary waiver arrangement pursuant to which the Adviser and/or its affiliates agreed to reimburse expenses and/or waive fees of the Fund to the extent necessary to attempt to maintain a positive yield and that such reimbursements and waivers are not subject to recoupment by the Adviser. The Board also took into consideration that the Subadviser, at the Adviser’s request, instituted a voluntary waiver arrangement pursuant to which it agreed to waive up to three basis points of its sub-advisory fee for the Fund as to assist in maintaining a positive yield and that such waivers are not subject to recoupment by the Subadviser.

The Board received a description of the methodology used by Broadridge to select the mutual funds in the Expense Peer Group. While the Board recognized that comparisons between the Fund and its Expense Peer Group may be imprecise, the comparative, independently-selected information provided by Broadridge assisted the Board in evaluating the reasonableness of the Fund’s management fee and total expenses.

The Board observed that the Adviser advised that it has no other clients with investment strategies similar to those of the Fund for purposes of comparison. The Board reviewed the information provided by the Subadviser regarding fees charged to other clients with investment strategies similar to those of the Fund, including offshore funds and registered fund clients for which the Subadviser serves or previously served as primary investment adviser or sub-adviser. The Board reviewed the explanations provided by the Subadviser about any differences between the Subadviser’s services provided to the Fund and the services it provides or provided to such other clients. The Board also reviewed information about structural, operational and other differences, including the amount of assets being managed, between such other clients and the Fund.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the management and sub-advisory fees are reasonable in light of the nature, extent and quality of the services rendered by the Adviser and the Subadviser.

3. The Fund’s Investment Performance Record. The Board reviewed the investment performance of the Fund over multiple measurement periods compared to an appropriate benchmark and universe of peer mutual funds independently selected by Broadridge (the “Performance Peer Group”). In addition, the Board considered information regarding how the Adviser and the Subadviser analyze and manage potential risks to the Fund, including the Subadviser’s credit review process and the nature of the Fund’s investments.

The Board observed that the investment performance (net of fees) of the Fund was below the average performance of the Performance Peer Group and benchmark index for all periods under review. In considering the Fund’s investment performance, the Board generally noted other relevant factors, including the relatively tight dispersion of performance data within the Performance Peer Group, the composition and share classes used in the comparisons and the Adviser’s and the Subadviser’s emphasis on liquidity and capital preservation, as demonstrated in the “stress test” reports received by the Board, as well as the organizational strength and capacity of the Adviser and the Subadviser and their history with the Fund.

Annual Shareholder Report

Board Consideration of Investment Management and Administration Agreement and Amended and Restated Sub-advisory and Sub-administration Agreement (Continued)

The Board also considered the detailed investment analytics reports provided by the Adviser throughout the year, including in connection with the approval of the Agreements. These reports include, among other things, information on the Fund’s gross returns and net returns, various statistics concerning the Fund’s portfolio, and a summary of various factors affecting the Fund’s performance.

Based on these considerations, the Board concluded that the investment performance generated by the Subadviser was generally satisfactory.

4. Profitability. The Board considered information about the profitability to the Adviser, as well as the Adviser and its affiliates as a whole, from services provided to the Fund and other aspects of their relationship with the Fund, including information regarding profitability trends over time. The Board noted the impact of the additional yield support provided by the Adviser and its affiliates, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser and to the Adviser and its affiliates as a whole. The Board received and considered information regarding the methodologies and estimates used by the Adviser in calculating and reporting profitability, including a description of the methodology used to allocate certain expenses. In addition, the Board did not consider the profitability of the Subadviser to be a material factor in its consideration of the Agreements, given that the Subadviser is not affiliated with the Adviser and, therefore, the Subadviser’s fees were negotiated at arm’s length. The Board noted that the sub-advisory fee is paid directly from the Fund although, for purposes of determining compensation under the Advisory Agreement, the Fund is deemed to have paid the Adviser, and the Adviser is deemed to have received, an amount equal to any payment made by the Fund to the Subadviser pursuant to the Subadvisory Agreement.

The Board concluded that, based on these considerations and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates from their relationships with the Fund are not excessive.

5. Economies of Scale. The Board received and considered information about the extent to which economies of scale may be realized as the Fund’s assets grow and whether the Fund’s fee structure reflects these economies of scale for the benefit of shareholders of Fund. In this regard, the Board noted the absence of any breakpoints in the Agreements’ fee structures but considered that expense limitations and fee waivers that reduce the Fund’s expenses can have the same effect as breakpoints in sharing potential economies of scale with shareholders. The Board also considered that the Adviser has added or enhanced services to the Fund over time, noting the Adviser’s investments in its business in support of the Fund, including investments in personnel and technology associated with the management, operations and compliance services provided to the Fund.

The Board concluded that the Fund’s fee and expense arrangements constitute a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

6. Indirect Benefits. The Board considered other benefits to the Adviser and its affiliates and the Subadviser from their relationships with the Fund. The Board noted that Fund shares are available as the exclusive cash sweep option to investors participating in Edward Jones Advisory Solutions® and Edward Jones Guided Solution®, each an investment advisory program (asset-based fee program) sponsored by Edward D. Jones & Co., L.P. (“Edward Jones”), an affiliate of the Adviser. The Board noted that, accordingly, Edward Jones receives asset-based fees from

Annual Shareholder Report

Board Consideration of Investment Management and Administration Agreement and Amended and Restated Sub-advisory and Sub-administration Agreement (Continued)

participants in Edward Jones Advisory Solutions® and Edward Jones Guided Solution®, which the Board considered could be viewed as an indirect or “fall-out” benefit to the extent investments in the Fund support these programs. In addition, the Board considered information regarding potential “float” interest benefits received by Edward Jones in connection with transactions in the Fund’s shares. The Board noted that the Adviser, Edward Jones and the Subadviser may derive a benefit to their reputations and standing in the investment community from their relationship with the Fund.

The Board also considered that the Fund pays transfer agency fees, Rule 12b-1 fees and shareholder service fees to Edward Jones, which serves as the Fund’s transfer agent and principal underwriter. The Board considered information provided by Passport indicating that the transfer agency fees charged by Edward Jones to the Funds were fair and reasonable based on, among other things, industry data about fees charged by transfer agents to other mutual funds.

The Board did not deem these benefits to be unreasonable.

Conclusion

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreements for an additional year.

Annual Shareholder Report

Additional Information (Unaudited)

Proxy Voting Procedures and Proxy Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, free of charge, by calling 1-800-441-2357. This information is also available through the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 is available without charge, upon request, by calling 1-800-441-2357. This information is also available through the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

Form N-MFP Disclosure

The Fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission monthly on Form N-MFP, which is available immediately upon filing. The Fund’s Form N-MFP filings are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding the Fund’s Form N-MFP filings is also available, without charge, by calling, 1-800-441-2357.

Household Delivery of Shareholder Documents

To reduce expenses the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-800-441-2357. You will begin receiving individual copies thirty days after your request is received.

Annual Shareholder Report

Additional Information (Unaudited) (Continued)

Shareholder Proxy

At a special meeting of shareholders held on April 19, 2022, shareholders approved the election of the below-listed persons to serve as Trustees of the Fund. The results of the voting were as follows:

Vote on Trustees		Shares Voted	% Shares Voted	% of Total Outstanding Shares
Lena Haas	For	34,503,141,144.641	96.047%	96.046%

	Withheld	1,420,117,795.229	3.953%	3.953%
David D. Sylvester	For	29,371,151,023.304	81.761%	81.760%

	Withheld	6,552,107,916.566	18.239%	18.239%
Timothy Jacoby	For	34,426,216,474.361	95.833%	95.832%

	Withheld	1,497,042,465.509	4.167%	4.167%
Maureen Leary-Jago	For	34,349,337,762.477	95.619%	95.618%

	Withheld	1,573,921,177.393	4.381%	4.381%
William E. Fiala	For	34,471,523,792.831	95.959%	95.958%

	Withheld	1,451,735,147.039	4.041%	4.041%
Merry L. Mosbacher	For	34,477,191,867.700	95.975%	95.974%

	Withheld	1,446,067,072.170	4.025%	4.025%
Jean E. Carter	For	34,523,002,084.22	96.103%	96.102%

	Withheld	1,400,256,855.649	3.897%	3.897%
Michelle M. Keeley	For	34,548,280,818.765	96.173%	96.172%

	Withheld	1,374,978,121.105	3.827%	3.827%
John M. Tesoro	For	34,466,997,436.20	95.947%	95.946%

	Withheld	1,456,261,503.67	4.053%	4.053%
Heidi Stam	For	34,536,562,554.106	96.140%	96.139%

	Withheld	1,386,696,385.764	3.860%	3.860%
Craig A. Griffith	For	34,511,050,251.384	96.069%	96.068%

	Withheld	1,412,208,688.486	3.931%	3.931%

Annual Shareholder Report

Privacy Policy (Unaudited)

FACTS	What Does the Edward Jones Money Market Fund (“EJMMF”) Do with Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	* Social Security number * Account balances * Transaction history	* Investment experience * Income and risk tolerance * Assets and account transactions
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons EJMMF chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES EJMMF SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes—such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes—to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes—information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes—information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

QUESTIONS?	Call 1-800-441-2357 or go to www.edwardjones.com/moneymarket

WHO WE ARE
Who is providing this notice?	The Edward Jones Money Market Fund (“EJMMF”)

Annual Shareholder Report

Privacy Policy (Unaudited) (Continued)	02/2022

WHAT WE DO
How does the EJMMF protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does the EJMMF collect my personal information?	We collect your personal information, for example, when you deposit money with us, if you ever were to give us your contact information, open an account with us, provide us account information or make a wire transfer. We also collect your personal information from others, such as credit bureaus, affiliates or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only:

* Sharing for affiliates’ everyday business purposes—information about your creditworthiness

* Affiliates from using your information to market to you

* Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See the Other Important Information section for your rights under state law.

DEFINITIONS
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

Passport Research, Ltd. (“Passport”) our investment adviser, may be deemed to be affiliated with us. Passport is an indirect subsidiary of The Jones Financial Companies, L.L.L.P. (“JFC”), and is affiliated with other subsidiaries of JFC, including Edward D. Jones & Co., L.P., and Edward Jones Trust Company.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. EJMMF does not share with non-affiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. EJMMF does not currently engage in joint marketing efforts.

OTHER IMPORTANT INFORMATION
California residents	We will not share information we collect about you with companies outside of EJMMF, unless permitted by law. We also limit sharing among EJMMF and our affiliate companies to the extent required by California law.
Nevada residents	We are providing this notice to you pursuant to state law. Nevada law requires us to disclose that you may request to be placed on our internal “Do Not Call” list at any time by calling 1-800-441-2357, and that you may obtain further information by contacting the Nevada Attorney General, 555 E. Washington Ave., Suite 3900, Las Vegas, NV 89101; phone 702-486-3132; email BCPINFO@ag.state.nv.us.

Annual Shareholder Report

Investment Adviser and Administrator

Passport Research, Ltd.

12555 Manchester Road

St. Louis, MO 63131

Sub-adviser

Federated Investment Management Company

c/o Federated Hermes, Inc.

1001 Liberty Avenue

Pittsburgh, PA 15222

Sub-Administrator

Federated Administrative Services

c/o Federated Hermes, Inc.

1001 Liberty Avenue

Pittsburgh, PA 15222

Administrative Services Provider

State Street Bank & Trust Co.

800 Pennsylvania Avenue

Tower 1

Kansas City, MO 64105

Transfer Agent, Distributor & Dividend Disbursing Agent

Edward D. Jones & Co., L.P.

12555 Manchester Road

St. Louis, MO 63131

Custodian & Accounting Services Provider

State Street Bank & Trust Co.

Channel Center

1 Iron Street

Boston, MA 02210

Legal Counsel

Morgan, Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker

Chicago, IL 60606

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus. Investors should carefully consider the investment objectives, risks, and charges and expenses of the Fund prior to investing. The prospectus contains this and other important information and should be read carefully before investing.

Edward Jones

12555 Manchester Road

Saint Louis, Missouri 63131

1-800-441-2357

www.edwardjones.com

Investment Company Act File No. 811-2993

CUSIP 48019P102

CUSIP 48019P201

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies—Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s President and Treasurer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-441-2357, and ask for a copy of the Section 406 Standards for Investment Companies—Ethical Standards for Principal Executive and Financial Officers.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that Timothy Jacoby, a member of the Board’s Audit Committee is an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)-(d) The registrant has engaged its principal accountant to perform audit services, audit-related services, and tax services during the past two fiscal years. “Audit fees” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related fees” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax fees” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 2/28/2022	FYE 2/28/2021
Audit Fees	$60,100	$60,100
Audit-Related Fees	$0	$0
Tax Fees	$6,540	$6,540
All Other Fees	$0	$0

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

The Audit Committee has delegated pre-approval authority to its Chair for engagements of less than $15,000. The Chair will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chair is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

	FYE 2/28/2022	FYE 2/28/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any entity controlling, controlled by, or under common control with the investment adviser) for the last two years.

(g) Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Non-Audit Related Fees	FYE 2/28/2022	FYE 2/28/2021
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Fiscal Year Ended 2021
Non-Audit Related Fees	$1,210,245
Tax Fees	$476,390
All Other Fees	$41,293

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6.	INVESTMENTS.

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 13.	EXHIBITS.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section  302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Edward Jones Money Market Fund

/s/ Julius A. Drelick III
Julius A. Drelick III

Title: Principal Executive Officer

Date: April 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Julius A. Drelick III	/s/ Aaron Masek
Julius A. Drelick III	Aaron Masek
President, Edward Jones Money Market Fund	Treasurer, Edward Jones Money Market Fund

Dated: April 20, 2022